Convertible Note Receivable - Schedule of Company's Convertible Note Receivable (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Convertible note receivable [abstract]
Beginning balance	$ 0
Amount advanced	15,562
Fair value adjustment	215
Ending balance	$ 15,777